Taxation (Details 6) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers		¥ 776,719	¥ 624,565
Accruals		641,198	547,591
Depreciation of fixed assets		11,557	6,911
Amortization of intangible assets		4,331	6,623
Net operating tax loss carry forward		3,513,019	3,156,923
Deferred tax assets , gross		4,946,824	4,342,613
Less: valuation allowance		(3,648,870)	(3,255,854)	¥ (2,148,879)
Total		1,297,954	1,086,759
Deferred tax liabilities:
Withholding income tax		1,257,552	621,204
Others		88,322	92,235
Total		1,345,874	713,439
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period		3,255,854	2,148,879	1,269,615
Provision/(Write-off) for the year		393,016	1,106,975	879,264
Balance at the end of the period		¥ 3,648,870	3,255,854	2,148,879
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%	25.00%
Accrued withholding tax liabilities		¥ 1,124,400	1,056,900	¥ 846,600	$ 176.4
Unrecognized deferred tax liabilities related to undistributed earnings of the Group's PRC subsidiaries		¥ 1,104,200	¥ 1,110,900		$ 173.3